SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
Catalyst Leases
On October 18, 2016, the Company entered into two precious metals leases covering the platinum and palladium catalyst used at its Delaware City refinery. Each lease has a term of three years and will replace two existing precious metals leases that expired on October 21, 2016. The platinum catalyst lease has a fixed interest rate of 1.95% per annum (360 day basis) and annual lease payments of $210. The palladium catalyst lease has a fixed interest rate of 2.05%% per annum (360 day basis) and annual lease payments of $30.
On November 4, 2016, the Company entered into a new precious metals lease covering the platinum catalyst used at its Chalmette refinery.  The Chalmette catalyst lease has a term of three years, a fixed interest rate of 2.20% per annum (360 day basis), and quarterly lease payments of $43.
Distributions
On October 28, 2016, PBF Energy, PBF Holding's indirect parent, declared a dividend of $0.30 per share on its outstanding Class A common stock. The dividend is payable on November 22, 2016 to PBF Energy Class A common stockholders of record at the close of business on November 8, 2016. PBF Holding intends to make a distribution of approximately $30,839 to PBF LLC, which in turn will make pro-rata distributions to its members, including PBF Energy. PBF Energy will then use this distribution to fund the dividend payments to the stockholders of PBF Energy.

SUBSEQUENT EVENTS
Dividend Declared
On February 11, 2016, PBF Energy, PBF Holding's indirect parent, announced a dividend of $0.30 per share on outstanding Class A common stock. The dividend was paid on March 8, 2016 to Class A common stockholders of record at the close of business on February 22, 2016. PBF Holding made a distribution of $30,829 to PBF LLC, which in turn made pro-rata distributions to its members, including PBF Energy. PBF Energy then used this distribution to fund the dividend payments to shareholders of PBF Energy.